Operating Segment and Geographical Information (Tables)	12 Months Ended
Apr. 02, 2016
Segment Reporting [Abstract]
Summary of details of reportable segments

The following tables present details of the Company’s reportable segments and a reconciliation of the “All other” category (in thousands):

	Fiscal Year
	2016	2015	2014
Revenue:
MP	$2,083,334	$1,395,035	$935,313
IDP	523,512	313,274	212,897
All other (1)	3,880	2,657	21
Total revenue	$2,610,726	$1,710,966	$1,148,231
Income from operations:
MP	$591,751	$404,382	$109,862
IDP	108,370	72,262	32,315
All other	(688,153)	(354,178)	(114,836)
Income from operations	$11,968	$122,466	$27,341
Interest expense	$(23,316)	$(1,421)	$(5,983)
Interest income	2,068	450	179
Other income (expense)	6,418	(254)	2,336
(Loss) income before income taxes	$(2,862)	$121,241	$23,873

Summary of reconciliation of All other category
(1) "All other" revenue for fiscal years 2016 and 2015 relates to royalty income that is not allocated to MP or IDP.

	Fiscal Year
	2016	2015	2014
Reconciliation of “All other” category:
Stock-based compensation expense	$(139,516)	$(64,941)	$(29,901)
Amortization of intangible assets	(494,589)	(142,749)	(28,638)
Acquired inventory step-up and revaluation	—	(72,850)	—
Impairment of intangible asset	—	—	(11,300)
Acquisition and integration related costs	(26,503)	(41,539)	(8,105)
Restructuring and disposal costs	(4,235)	(14,175)	(8,118)
IPR litigation costs	(1,205)	(8,263)	(7,578)
Start-up costs	(14,110)	(1,698)	(597)
Certain consulting costs	—	(875)	(11,295)
Other expenses (including (gain) loss on assets and other miscellaneous corporate overhead)	(7,995)	(7,088)	(9,304)
Loss from operations for “All other”	$(688,153)	$(354,178)	$(114,836)

Sales to customers by geographic region
The consolidated financial statements include revenue to customers by geographic region that are summarized as follows (in thousands):

	Fiscal Year
	2016	2015	2014
Revenue:
United States	$306,328	$315,775	$342,805
International	2,304,398	1,395,191	805,426

	Fiscal Year
	2016	2015	2014
Revenue:
United States	12%	18%	30%
Asia	83	75	66
Europe	4	6	4
Other	1	1	—

Long-lived assets by geographic region
The consolidated financial statements include the following long-lived tangible asset amounts related to operations of the Company by geographic region (in thousands):

	Fiscal Year
	2016	2015	2014
Long-lived tangible assets:
United States	$816,882	$697,305	$120,885
International	230,006	186,066	75,111